Offerings	Sep. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, issuable upon exercise of subscription rights
Amount Registered | shares	200,000,000
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	(a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-297986 filed on August 5, 2026 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the table filed as Exhibit 107 in accordance with Rules 456(b) and 457(r) under the Securities Act. The maximum aggregate offering price of the securities to which the prospectus relates is $400,000,000. The prospectus is a final prospectus for the related offering. (b) Calculated pursuant to Rule 457(g) under the Securities Act, based on the $2.00 minimum subscription price per subscription right to purchase one share of Class A Common Stock, which exceeds the average of the high and low prices of the Class A Common Stock on September 23, 2026 as reported on the NYSE.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Transferable subscription rights to purchase Class A Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1(a). The subscription rights are being issued without consideration. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required because the subscription rights are being registered in the same registration statement as the shares of Class A Common Stock underlying the subscription rights.